OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
OPERATING SEGMENTS

NOTE 13 – OPERATING SEGMENTS

The Company has two principal operating segments, air testing services and catalyst manufacturing. These operating segments were determined based on the nature of the products and services offered. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance. The Company’s Executive Chairman has been identified as the chief operating decision-maker, and directs the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Company evaluates performance based on several factors, of which the primary financial measure is net income. The accounting policies of the business segments are the same as those described in “Note 2: Summary of Accounting Policies.” No intersegment sales were made for the six month periods ended June 30, 2012 and 2011. The following tables show the operations of the Company’s reportable segments:

For the three month period ended June 30, 2012
	Catalyst	Air Testing	Unallocated	Total

Revenue	$ 2,083,458	$ 260,645	$ -	$ 2,344,103
Net income / (loss)	$ 422,006	$ 63,109	$ (743,312)	$ (258,197)

For the six month period ended June 30, 2012
	Catalyst	Air Testing	Unallocated	Total

Revenue	$ 4,464,541	$ 411,164	$ -	$ 4,875,705
Net income / (loss)	$ (342,884)	$ (450,135)	$ 108,751	$ (684,268)

As of June 30, 2012
	Catalyst	Air Testing	Unallocated	Total

Total assets	$ 3,437,240	$ 1,424,294	$ 150,175	$ 5,417,122
Property, plant and equipment
under construction	$ 5,138	$ 351,857	$ -	$ 356,995
Property, plant and equipment	$ 221,751	$ 860,779	$ -	$ 1,082,530
Accounts receivable	$ 1,404,038	$ 134,900	$ 405,413	$ 1,538,938
Inventories	$ 2,192,467	$ 10,192	$ -	$ 2,202,659

For the three month period ended June 30, 2011
	Catalyst	Air Testing	Unallocated	Total

Sales	$ 2,931,954	$ 122,893	$ -	$ 3,054,847
Net loss	$ (804,195)	$ (291,326)	$ (2,792,646)	$ (3,888,167)

For the six month period ended June 30, 2011
	Catalyst	Air Testing	Unallocated	Total

Sales	$ 4,922,176	$ 178,409	$ -	$ 5,100,585
Net loss	$ (2,478,004)	$ (682,952)	$ (3,861,840)	$ (7,022,796)

As of December 31, 2011
	Catalyst	Air Testing	Unallocated	Total

Total assets	$ 4,329,986	$ 1,551,848	$ 623,192	$ 6,505,026
Property, plant and equipment
under construction	$ -	$ 198,416	$ -	$ 198,416
Property, plant and equipment	$ 328,489	$ 943,500	$ -	$ 1,271,989
Accounts receivable	$ 1,028,720	$ 176,014	$ -	$ 1,204,734
Inventories	$ 2,393,507	$ 37,520	$ -	$ 2,431,027